Debt (Schedule of Interest Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Debt Disclosure [Abstract]
Cash interest	$ 122.9	$ 86.8	$ 45.7
Amortization of debt discount and financing costs	14.3	12.9	9.2
Interest expense, before interest on dissenters' liability	137.2	99.7	54.9
Interest on dissenting shareholders' liability	56.5	15.5	0.0
Total interest expense	$ 193.7	$ 115.2	$ 54.9